Segment and geographical information - Geographic distribution (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets	$ 6,924	$ 7,038
Sales	6,174	6,454
UNITED STATES
Disclosure of operating segments [line items]
Non-current assets	2,748	2,689
Sales	4,150	4,251
CANADA
Disclosure of operating segments [line items]
Non-current assets	3,817	3,883
Sales	1,210	1,118
U.K and Europe [Member]
Disclosure of operating segments [line items]
Non-current assets	358	466
Sales	458	524
Asia [Member]
Disclosure of operating segments [line items]
Non-current assets	0	0
Sales	351	557
Other Geographical Areas [Member]
Disclosure of operating segments [line items]
Non-current assets	0	0
Sales	$ 5	$ 4